Receivables from Customers (Tables)	12 Months Ended
Mar. 31, 2025
Receivables from Customers [Abstract]
Schedule of Receivables from Customers

As of March 31, 2025 and 2024, receivables from customers consisted of the following:

	As of March 31,
	2025	2024
Receivable due from trading solution services	$3,087,114	$3,510,142
Less: allowance for expected credit loss on receivables from customers	(2,590,291)	-
	$496,823	$3,510,142